SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 China Foreign Investment Enterprises Laws [Member]	Dec. 31, 2014 China Company Laws [Member]	Dec. 31, 2012 FL Mobile [Member] USD ($)	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] China Foreign Investment Enterprises Laws [Member]	Dec. 31, 2014 Minimum [Member] China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities										3 months
Term deposits placed with banks, original maturities										1 year		3 months
Restricted Cash	$ 3,767	$ 3,767
Short-term investments, original maturities										1 year
Short term investments in a financial product managed by a bank in PRC	37,588	37,588			230,000
Terms of the financial product									28 days		13 days
Investment income	65	65
Impairment of long-lived assets		0
Put option expiration period		3 months
Minimum period of not logging onto a game before the period end		50 days
Period from the last date when players log onto the game before the period end		90 days
Estimated useful lives of games		3 months
Software postcontract customer support period										1 year		6 months
Time period for inactive players		50 days
Currently estimated average playing periods		3 months
Marketing and advertising costs		11,293	13,318	8,546
Capitalized research and development costs in period		0	0	0
Gain on change of interest in an associate				943				943
Sale of interest in an associate occurred in period		0	0
Other income, cash subsidies from PRC government		852	761	40
Employee benefit expenses		7,274	4,393	1,845
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law													10.00%	10.00%
Percentage of reserve fund to registered capital when appropriation not required						50.00%	50.00%
Profit appropriation to statutory reserve		941	6,698	2,938
Profit appropriation to other reserve funds		$ 0	$ 0	$ 0